Note 17 - Commitments and Contingencies (Details) (USD $)	3 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2017 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Dec. 31, 2015 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Emihar Petroleum Inc [Member]	Dec. 31, 2016 Emihar Petroleum Inc [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Number of Vessels Under Construction					12	4
Contractual Charter Revenue	$ 2,231,500	$ 20,118,224	$ 41,461,547	$ 94,173,667			$ 2,023,500	$ 9,814,000	$ 9,814,000	$ 7,412,400